Cash and stock-based compensation plans (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
First Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Vesting Percentage	35.00%	35.00%	25.00%
Second Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Vesting Percentage	35.00%	35.00%	25.00%
Third Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Restricted Stock Vesting Percentage	30.00%	30.00%	25.00%